                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                              VA Separate Account-A

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2002

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO
                                  FHL-108-12/02

                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VA Separate Account-A.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /S/ Joseph J. Gasper
                           --------------------------
                           Joseph J. Gasper, President
                               February 24, 2003

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-A. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:

   Investments at fair value:

      American Century VP - Balanced Fund - Class I (ACVPBal)
         744,146 shares (cost $5,390,533) ..................................   $ 4,323,485

      Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
         1,626 shares (cost $28,262) .......................................        24,734

      Federated IS - High Income Bond Fund II - Primary Shares (FedHiInc)
         1,492 shares (cost $11,733) .......................................        10,560

      Fidelity(R)VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         2,803 shares (cost $66,117) .......................................        50,898

      Fidelity(R)VIP - Growth Portfolio - Initial Class (FidVIPGr)
         1,082,713 shares (cost $46,268,745) ...............................    25,378,784

      Fidelity(R)VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         1,713 shares (cost $34,597) .......................................        18,813

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,040,375 shares (cost $12,048,520) ...............................    12,775,801

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         263,888 shares (cost $5,361,567) ..................................     1,984,440

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         2,223,129 shares (cost $2,223,129) ................................     2,223,129

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         2,250,664 shares (cost $29,692,494) ...............................    18,230,375

      MFS(R)VIT - Total Return Series - Initial Class (MFSTotReSe)
         1,720 shares (cost $26,341) .......................................        29,477

      Neuberger Berman AMT - Balanced Portfolio(R)(NBAMTBal)
         1,010,605 shares (cost $13,334,740) ...............................     7,892,826
                                                                               -----------
            Total investments ..............................................    72,943,322

   Accounts receivable .....................................................         2,596
                                                                               -----------
            Total assets ...................................................    72,945,918

Accounts payable ...........................................................            --
                                                                               -----------
Contract owners' equity (note 4) ...........................................   $72,945,918
                                                                               ===========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total        ACVPBal    FedAmLead   FedHiInc   FidVIPEI
                                                       ------------   ----------   ---------   --------   --------
   Reinvested dividends.............................   $  1,334,020      149,940       306        1,035      3,563
   Mortality and expense risk charges (note 2)......     (1,221,168)     (66,676)     (389)        (399)    (1,119)
                                                       ------------   ----------    ------     --------   --------
      Net investment income (loss)..................        112,852       83,264       (83)         636      2,444
                                                       ------------   ----------    ------     --------   --------

   Proceeds from mutual fund shares sold............     29,919,785    1,579,645       389      121,916    159,221
   Cost of mutual fund shares sold..................    (42,070,634)  (1,951,772)     (350)    (159,401)  (190,465)
                                                       ------------   ----------    ------     --------   --------
      Realized gain (loss) on investments...........    (12,150,849)    (372,127)       39      (37,485)   (31,244)
   Change in unrealized gain (loss)
      on investments................................     (9,098,603)    (327,247)   (6,661)      36,597      7,479
                                                       ------------   ----------    ------     --------   --------
      Net gain (loss) on investments................    (21,249,452)    (699,374)   (6,622)        (888)   (23,765)
                                                       ------------   ----------    ------     --------   --------
   Reinvested capital gains.........................        106,671           --        --           --      4,849
                                                       ------------   ----------    ------     --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(21,029,929)    (616,110)   (6,705)        (252)   (16,472)
                                                       ============   ==========    ======     ========   ========

Investment activity:                                     FidVIPGr    FidVIPOv    GVITGvtBd    GVITGrowth    GVITMyMkt
                                                       -----------   --------   ----------   -----------   ----------
   Reinvested dividends.............................        98,800       172       560,149   $        --       38,738
   Mortality and expense risk charges (note 2)......      (465,342)     (305)     (168,378)      (35,078)     (41,692)
                                                       -----------    ------    ----------   -----------   ----------
      Net investment income (loss)..................      (366,542)     (133)      391,771       (35,078)      (2,954)
                                                       -----------    ------    ----------   -----------   ----------

   Proceeds from mutual fund shares sold............     9,778,802       305     3,575,645       771,548    3,548,659
   Cost of mutual fund shares sold..................   (12,040,437)     (422)   (3,434,741)   (2,179,606)  (3,548,659)
                                                       -----------    ------    ----------   -----------   ----------
      Realized gain (loss) on investments...........    (2,261,635)     (117)      140,904    (1,408,058)          --
   Change in unrealized gain (loss)
      on investments................................   (11,085,387)   (4,869)      518,791       484,704           --
                                                       -----------    ------    ----------   -----------   ----------
      Net gain (loss) on investments................   (13,347,022)   (4,986)      659,695      (923,354)          --
                                                       -----------    ------    ----------   -----------   ----------
   Reinvested capital gains.........................            --        --       101,418            --           --
                                                       -----------    ------    ----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   (13,713,564)   (5,119)   1,152,884    $  (958,432)      (2,954)
                                                       ===========    ======    ==========   ===========   ==========

Investment activity:                                    GVITTotRt    MFSEmGrSe   MFSTotReSe    NBAMTBal
                                                       -----------   ---------   ----------   ----------
   Reinvested dividends.............................       191,214         --         510        289,593
   Mortality and expense risk charges (note 2)......      (308,955)      (321)       (428)      (132,086)
                                                       -----------   --------      ------     ----------
      Net investment income (loss)..................      (117,741)      (321)         82        157,507
                                                       -----------   --------      ------     ----------

   Proceeds from mutual fund shares sold............     6,960,781    115,980         428      3,306,466
   Cost of mutual fund shares sold..................   (12,400,592)  (252,375)       (334)    (5,911,480)
                                                       -----------   --------      ------     ----------
      Realized gain (loss) on investments...........    (5,439,811)  (136,395)         94     (2,605,014)
   Change in unrealized gain (loss)
      on investments................................       850,095    117,669      (2,626)       312,852
                                                       -----------   --------      ------     ----------
      Net gain (loss) on investments................    (4,589,716)   (18,726)     (2,532)    (2,292,162)
                                                       -----------   --------      ------     ----------
   Reinvested capital gains.........................            --         --         404             --
                                                       -----------   --------      ------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........    (4,707,457)   (19,047)     (2,046)    (2,134,655)
                                                       ===========   ========      ======     ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                       Total                     ACVPBal
                                            --------------------------   -----------------------
Investment activity:                            2002          2001          2002         2001
                                            ------------   -----------   ----------   ----------
   Net investment income (loss)..........   $    112,852      (151,261)      83,264      124,822
   Realized gain (loss) on investments...    (12,150,849)   (1,122,869)    (372,127)    (251,900)
   Change in unrealized gain (loss)
      on investments.....................     (9,098,603)  (36,033,382)    (327,247)    (526,314)
   Reinvested capital gains..............        106,671    12,568,283           --      258,364
                                            ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    (21,029,929)  (24,739,229)    (616,110)    (395,028)
                                            ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........        663,194     1,397,167       30,702       60,463
   Transfers between funds...............             --            --       47,150       11,743
   Redemptions (note 3)..................    (24,428,004)  (45,502,852)  (1,300,537)  (1,679,605)
   Annuity benefits .....................        (27,624)      (36,315)        (611)          --
   Annual contract maintenance charges
      (note 2)...........................       (126,120)     (163,590)      (7,433)      (8,661)
   Contingent deferred sales charges
      (note 2)...........................        (49,200)     (101,052)      (2,340)      (4,033)
   Adjustments to maintain reserves......          3,409        (3,985)         (52)       4,368
                                            ------------   -----------   ----------   ----------
         Net equity transactions.........    (23,964,345)  (44,410,627)  (1,233,121)  (1,615,725)
                                            ------------   -----------   ----------   ----------

Net change in contract owners' equity ...    (44,994,274)  (69,149,856)  (1,849,231)  (2,010,753)
Contract owners' equity beginning
   of period.............................    117,940,192   187,090,048    6,172,881    8,183,634
                                            ------------   -----------   ----------   ----------
Contract owners' equity end of period ...   $ 72,945,918   117,940,192    4,323,650    6,172,881
                                            ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units.......................      4,789,432     6,413,314      637,638      803,996
                                            ------------   -----------   ----------   ----------
   Units purchased.......................        136,044       155,115        8,742        7,404
   Units redeemed........................     (1,268,377)   (1,778,997)    (146,041)    (173,762)
                                            ------------   -----------   ----------   ----------
   Ending units..........................      3,657,099     4,789,432      500,339      637,638
                                            ============   ===========   ==========   ==========

                                               FedAmLead           FedHiInc
                                            ---------------   ------------------
Investment activity:                         2002     2001      2002      2001
                                            ------   ------   --------   -------
   Net investment income (loss)..........      (83)      (9)       636    11,835
   Realized gain (loss) on investments...       39      102    (37,485)     (554)
   Change in unrealized gain (loss)
      on investments.....................   (6,661)  (2,133)    36,597   (11,337)
   Reinvested capital gains..............       --      193         --        --
                                            ------   ------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................   (6,705)  (1,847)      (252)      (56)
                                            ------   ------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........       --       --         --        --
   Transfers between funds...............       --       --         --        --
   Redemptions (note 3)..................       --       --   (121,518)       --
   Annuity benefits .....................       --       --         --        --
   Annual contract maintenance charges
      (note 2)...........................       --       --         --        --
   Contingent deferred sales charges
      (note 2)...........................       --       --         --        --
   Adjustments to maintain reserves......       --       (7)         1        (2)
                                            ------   ------   --------   -------
         Net equity transactions.........       --       (7)  (121,517)       (2)
                                            ------   ------   --------   -------

Net change in contract owners' equity ...   (6,705)  (1,854)  (121,769)      (58)
Contract owners' equity beginning
   of period.............................   31,437   33,291    132,324   132,382
                                            ------   ------   --------   -------
Contract owners' equity end of period ...   24,732   31,437     10,555   132,324
                                            ======   ======   ========   =======

CHANGES IN UNITS:
   Beginning units.......................    1,743    1,743     11,430    11,430
                                            ------   ------   --------   -------
   Units purchased.......................       --       --         --        --
   Units redeemed........................       --       --    (10,518)       --
                                            ------   ------   --------   -------
   Ending units..........................    1,743    1,743        912    11,430
                                            ======   ======   ========   =======

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     FidVIPEI                FidVIPGr
                                               -------------------   -------------------------
Investment activity:                              2002       2001        2002          2001
                                               ---------   -------   -----------   -----------
   Net investment income (loss).............   $   2,444       709      (366,542)     (738,627)
   Realized gain (loss) on investments......     (31,244)     (136)   (2,261,635)    5,742,148
   Change in unrealized gain (loss)
      on investments........................       7,479   (26,822)  (11,085,387)  (24,687,702)
   Reinvested capital gains.................       4,849    11,110            --     5,250,949
                                               ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.........................     (16,472)  (15,139)  (13,713,564)  (14,433,232)
                                               ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)..............          --        --       249,484       672,433
   Transfers between funds..................          --        --    (1,390,253)   (2,454,721)
   Redemptions (note 3).....................    (158,102)       --    (7,755,230)  (19,350,509)
   Annuity benefits.........................          --        --       (18,503)      (26,367)
   Annual contract maintenance charges
      (note 2)..............................          --        --       (50,277)      (70,386)
   Contingent deferred sales charges
      (note 2)..............................          --        --       (14,417)      (40,898)
   Adjustments to maintain reserves.........         (12)        8         3,415        (8,583)
                                               ---------   -------   -----------   -----------
         Net equity transactions............    (158,114)        8    (8,975,781)  (21,279,031)
                                               ---------   -------   -----------   -----------

Net change in contract owners' equity.......    (174,586)  (15,131)  (22,689,345)  (35,712,263)
Contract owners' equity beginning
   of period................................     225,467   240,598    48,070,320    83,782,583
                                               ---------   -------   -----------   -----------
Contract owners' equity end of period.......   $  50,881   225,467    25,380,975    48,070,320
                                               =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units..........................      10,178    10,178     1,507,530     2,137,305
                                               ---------   -------   -----------   -----------
   Units purchased..........................          --        --         9,942        20,037
   Units redeemed...........................      (7,373)       --      (364,462)     (649,812)
                                               ---------   -------   -----------   -----------
   Ending units.............................       2,805    10,178     1,153,010     1,507,530
                                               =========   =======   ===========   ===========

                                                   FidVIPOv             GVITGvtBd
                                               ----------------   -----------------------
Investment activity:                            2002      2001       2002         2001
                                               ------   -------   ----------   ----------
   Net investment income (loss).............     (133)    1,056      391,771      509,711
   Realized gain (loss) on investments......     (117)      (48)     140,904      274,414
   Change in unrealized gain (loss)
      on investments........................   (4,869)  (10,126)     518,791        8,162
   Reinvested capital gains.................       --     2,261      101,418       18,107
                                               ------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.........................   (5,119)   (6,857)   1,152,884      810,394
                                               ------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)..............       --        --       89,544      138,586
   Transfers between funds..................       --        --    1,157,353    1,368,326
   Redemptions (note 3).....................       --        --   (3,048,482)  (4,274,528)
   Annuity benefits.........................       --        --           --           --
   Annual contract maintenance charges
      (note 2)..............................       --        --      (14,633)     (15,006)
   Contingent deferred sales charges
      (note 2)..............................       --        --       (2,261)      (9,027)
   Adjustments to maintain reserves                --        (6)          (6)         103
                                               ------   -------   ----------   ----------
         Net equity transactions............       --        (6)  (1,818,485)  (2,791,546)
                                               ------   -------   ----------   ----------

Net change in contract owners' equity.......   (5,119)   (6,863)    (665,601)  (1,981,152)
Contract owners' equity beginning
   of period................................   23,931    30,794   13,441,521   15,422,673
                                               ------   -------   ----------   ----------
Contract owners' equity end of period.......   18,812    23,931   12,775,920   13,441,521
                                               ======   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units..........................    2,025     2,025      560,807      681,128
                                               ------   -------   ----------   ----------
   Units purchased..........................       --        --       51,353       65,512
   Units redeemed...........................       --        --     (125,551)    (185,833)
                                               ------   -------   ----------   ----------
   Ending units.............................    2,025     2,025      486,609      560,807
                                               ======   =======   ==========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITGrowth                 GVITMyMkt
                                              ------------------------   -----------------------
Investment activity:                              2002         2001         2002         2001
                                              -----------   ----------   ----------   ----------
   Net investment income (loss)............   $   (35,078)     (61,571)      (2,954)      91,132
   Realized gain (loss) on investments.....    (1,408,058)  (1,954,795)          --           --
   Change in unrealized gain (loss)
      on investments.......................       484,704       38,702           --           --
   Reinvested capital gains................            --           --           --           --
                                              -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................      (958,432)  (1,977,664)      (2,954)      91,132
                                              -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3).............        36,442       78,560       31,947       67,585
   Transfers between funds.................       (22,889)    (490,315)     837,971    3,501,278
   Redemptions (note 3)....................      (656,101)  (1,288,756)  (2,684,900)  (3,077,404)
   Annuity benefits........................            --           --           --           --
   Annual contract maintenance charges
      (note 2).............................        (4,290)      (5,974)      (3,736)      (4,306)
   Contingent deferred sales charges
      (note 2).............................        (1,677)      (3,846)      (8,610)      (9,859)
   Adjustments to maintain reserves........            39         (250)         (18)         560
                                              -----------   ----------   ----------   ----------
         Net equity transactions...........      (648,476)  (1,710,581)  (1,827,346)     477,854
                                              -----------   ----------   ----------   ----------

Net change in contract owners' equity......    (1,606,908)  (3,688,245)  (1,830,300)     568,986
Contract owners' equity beginning
   of period...............................     3,591,168    7,279,413    4,053,696    3,484,710
                                              -----------   ----------   ----------   ----------
Contract owners' equity end of period......   $ 1,984,260    3,591,168    2,223,396    4,053,696
                                              ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units.........................       221,588      318,566      247,804      217,813
                                              -----------   ----------    ---------   ----------
   Units purchased.........................         2,697        4,480       53,559       43,878
   Units redeemed..........................       (50,249)    (101,458)    (165,304)     (13,887)
                                              -----------   ----------    ---------   ----------
   Ending units............................       174,036      221,588      136,059      247,804
                                              ===========   ==========    =========   ==========

                                                      GVITTotRt                MFSEmGrSe
                                              -------------------------   ------------------
Investment activity:                              2002          2001        2002       2001
                                              -----------   -----------   --------   -------
   Net investment income (loss)............      (117,741)     (205,914)      (321)   (2,105)
   Realized gain (loss) on investments.....    (5,439,811)   (2,195,359)  (136,395)       75
   Change in unrealized gain (loss)
      on investments.......................       850,095    (4,281,990)   117,669   (78,635)
   Reinvested capital gains................            --       909,171         --     9,946
                                              -----------   -----------   --------    ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................    (4,707,457)   (5,774,092)   (19,047)  (70,719)
                                              -----------   -----------   --------    ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3).............       139,914       277,184         --        --
   Transfers between funds.................      (468,406)   (1,113,445)        --        --
   Redemptions (note 3)....................    (5,734,551)  (11,329,099)  (115,522)       --
   Annuity benefits........................        (4,874)       (5,652)        --        --
   Annual contract maintenance charges
      (note 2).............................       (31,889)      (41,642)        --        --
   Contingent deferred sales charges
      (note 2).............................       (14,444)      (23,669)      (137)       --
   Adjustments to maintain reserves........            84          (325)        (1)        9
                                              -----------   -----------   --------    ------
         Net equity transactions...........    (6,114,166)  (12,236,648)  (115,660)        9
                                              -----------   -----------   --------    ------

Net change in contract owners' equity......   (10,821,623)  (18,010,740)  (134,707)  (70,710)
Contract owners' equity beginning
   of period...............................    29,052,040    47,062,780    134,707   205,417
                                              -----------   -----------   --------    ------
Contract owners' equity end of period.......   18,230,417    29,052,040         --   134,707
                                              ===========   ===========   ========    ======

CHANGES IN UNITS:
   Beginning units.........................       957,665     1,350,920      8,098     8,098
                                              -----------   -----------   ---------   ------
   Units purchased.........................         5,108         8,960         --        --
   Units redeemed..........................      (226,458)     (402,215)    (8,098)       --
                                              -----------   -----------   ---------   ------
   Ending units............................       736,315       957,665          --    8,098
                                              ===========   ===========   =========   ======

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               MFSTotReSe             NBAMTBal
                                            ----------------   -----------------------
Investment activity:                          2002     2001       2002         2001
                                            -------   ------   ----------   ----------
   Net investment income (loss)..........   $    82      233      157,507      117,467
   Realized gain (loss) on investments...        94      116   (2,605,014)  (2,736,932)
   Change in unrealized gain (loss)
      on investments.....................    (2,626)  (1,719)     312,852   (6,453,468)
   Reinvested capital gains..............       404      998           --    6,107,184
                                            -------   ------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    (2,046)    (372)  (2,134,655)  (2,965,749)
                                            -------   ------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........        --       --       85,161      102,356
   Transfers between funds...............        --       --     (160,926)    (822,866)
   Redemptions (note 3)..................        --       --   (2,853,061)  (4,502,951)
   Annuity benefits......................        --       --       (3,636)      (4,296)
   Annual contract maintenance charges
      (note 2)...........................        --       --      (13,862)     (17,615)
   Contingent deferred sales charges
      (note 2. ..........................        --       --       (5,314)      (9,720)
   Adjustments to maintain reserves......        (8)       8          (33)         132
                                            -------   ------   ----------   ----------
         Net equity transactions.........        (8)       8   (2,951,671)  (5,254,960)
                                            -------   ------   ----------   ----------

Net change in contract owners' equity....    (2,054)    (364)  (5,086,326)  (8,220,709)
Contract owners' equity beginning
   of period.............................    31,523   31,887   12,979,177   21,199,886
                                            -------   ------   ----------   ----------
Contract owners' equity end of period....   $29,469   31,523    7,892,851   12,979,177
                                            =======   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units.......................     1,840    1,840      621,086      868,272
                                            -------   ------   ----------   ----------
   Units purchased.......................        --       --        4,643        4,844
   Units redeemed........................        --       --     (164,323)    (252,030)
                                            -------   ------   ----------   ----------
   Ending units..........................     1,840    1,840      461,406      621,086
                                            =======   ======   ==========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                          NOTES TO FINANCIAL STATEMENTS
                            December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage Fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000. The initial funding was redeemed in 1999.

          The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP):
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - International Fund - Class I (ACVPInt)*

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - Federated American Leaders Fund II - Primary
                     Shares (FedAmLead)
                  Federated IS - Federated High Income Bond Fund II - Primary
                     Shares (FedHiInc)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)

               Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
                  Account Trust) (managed for a fee by an affiliated
                     investment advisor);
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (formerly Capital
                     Appreciation Fund) (GVITGrowth)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)* Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

               Portfolios of the MFS Variable Insurance Trust (MFS(R) VIT);
                  MFS(R) VIT - Emerging Growth Series - Initial Class
                     (MFSEmGrSe)*
                  MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)

               Portfolio of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)

               * At December 31, 2002, contract owners have not invested in the fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

     The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2002.

                                Total     ACVPBal   FedAmLead   FedHiInc   FidVIPEI
                             ----------   -------   ---------   --------   --------
     1.30% ...............   $1,218,207    66,676       --          --          --
     1.40% ...............        2,961        --      389         399       1,119
                             ----------    ------      ---         ---       -----
        Totals ...........   $1,221,168    66,676      389         399       1,119
                             ==========    ======      ===         ===       =====

                             FidVIPGr   FidVIPOv   GVITGvtBd   GVITGrowth   GVITMyMkt
                             --------   --------   ---------   ----------   ---------
     1.30% ...............   $465,342       --      168,378      35,078       41,692
     1.40% ...............         --      305           --          --           --
                             --------      ---      -------      ------       ------
        Totals ...........   $465,342      305      168,378      35,078       41,692
                             ========      ===      =======      ======       ======

                             GVITTotRt   MFSEmGrSe   MFSTotReSe   NBAMTBal
                             ---------   ---------   ----------   --------
     1.30% ...............    $308,955       --           --       132,086
     1.40% ...............          --      321          428            --
                              --------      ---          ---       -------
        Totals ...........    $308,955      321          428       132,086
                              ========      ===          ===       =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $167,484 and $444,499, respectively, and total transfers from the Account to the fixed account were $1,966,743 and $1,958,634, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate and total return for each period in the five year period ended December 31, 2002.

                                      Contract                                             Investment
                                      Expense                   Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
     American Century VP - Balanced Fund - Class I
        2002.......................     1.30%      500,339   $ 8.638585    $  4,322,221       2.86%      -10.73%
        2001.......................     1.30%      637,638     9.677376       6,170,663       3.03%       -4.80%
        2000.......................     1.30%      803,996    10.165458       8,172,988       3.12%       -3.91%
        1999.......................     1.30%    1,097,698    10.579044      11,612,595       2.94%       13.27%
        1998.......................     1.30%      715,355    18.120337      12,962,474       2.18%       15.67%
      Initial Deposit Funding
        1998.......................       --        25,000    19.938436         498,461       2.18%       15.67%

     Federated IS - American Leaders Fund II - Primary Shares
        2002.......................     1.40%        1,743    14.189555          24,732       1.09%      -21.33%
        2001.......................     1.40%        1,743    18.037468          31,439       1.37%       -5.56%
        2000.......................     1.40%        1,743    19.099783          33,291       0.90%        0.96%
        1999.......................     1.40%        1,743    18.918772          32,975       0.91%        5.18%
        1998.......................     1.40%        1,743    17.987623          31,352       0.46%       15.98%

     Federated IS - High Income Bond Fund II - Primary Shares
        2002.......................     1.40%          912    11.573063          10,555       1.45%       -0.03%
        2001.......................     1.40%       11,430    11.576649         132,321      10.39%       -0.05%
        2000.......................     1.40%       11,430    11.581963         132,382       9.55%      -10.29%
        1999.......................     1.40%       11,549    12.910046         149,098       7.83%        0.87%
        1998.......................     1.40%       11,514    12.798283         147,359       1.95%        1.26%

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2002.......................     1.40%        2,805    18.139316          50,881       2.58%      -18.11%
        2001.......................     1.40%       10,178    22.151096         225,454       1.70%       -6.29%
        2000.......................     1.40%       10,178    23.639045         240,598       1.62%        6.91%
        1999.......................     1.40%       10,261    22.111001         226,881       1.46%        4.84%
        1998.......................     1.40%       10,320    21.089978         217,649       1.18%       10.06%

     Fidelity(R) VIP - Growth Portfolio - Initial Class
        2002.......................     1.30%    1,153,010    21.910904      25,263,491       0.27%      -31.02%
        2001.......................     1.30%    1,507,530    31.762055      47,882,251       0.09%      -18.73%
        2000.......................     1.30%    2,137,305    39.081108      83,528,248       0.13%      -12.13%
        1999.......................     1.30%    2,836,020    44.477104     126,137,956       0.16%       35.65%
        1998.......................     1.30%    3,250,438    32.787648     106,574,217       0.45%       37.68%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2002.......................     1.40%        2,025     9.290009          18,812       0.81%      -21.40%
        2001.......................     1.40%        2,025    11.818947          23,933       5.23%      -22.28%
        2000.......................     1.40%        2,025    15.206809          30,794       1.50%      -20.24%
        1999.......................     1.40%        2,025    19.064716          38,606       1.28%       40.63%
        1998.......................     1.40%        2,025    13.556393          27,452       1.87%       11.17%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                      Contract                                             Investment
                                       Expense                  Unit        Contract         Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Government Bond Fund - Class I
        2002.......................     1.30%      486,609    26.255002     12,775,920        4.27%        9.54%
        2001.......................     1.30%      560,807    23.968162     13,441,513        4.85%        5.85%
        2000.......................     1.30%      681,128    22.642840     15,422,672        5.44%       11.08%
        1999.......................     1.30%    1,081,573    20.383584     22,046,334        5.16%       -3.62%
        1998.......................     1.30%    1,482,564    21.148524     31,354,040        5.36%        7.49%

     Gartmore GVIT Growth Fund - Class I
        2002.......................     1.30%      174,036    11.401436      1,984,260        0.00%      -29.65%
        2001.......................     1.30%      221,588    16.206536      3,591,174        0.00%      -29.08%
        2000.......................     1.30%      318,566    22.850565      7,279,413        0.20%      -27.48%
        1999.......................     1.30%      510,658    31.511115     16,091,403        0.63%        2.92%
        1998.......................     1.30%      616,735    30.616503     18,882,269        0.82%       28.28%

     Gartmore GVIT Money Market Fund - Class I
        2002.......................     1.30%      136,059    16.341409      2,223,396        1.23%       -0.10%
        2001.......................     1.30%      247,804    16.358468      4,053,694        3.91%        2.25%
        2000.......................     1.30%      217,813    15.998629      3,484,709        5.23%        4.66%
        1999.......................     1.30%      364,098    15.286929      5,565,940        4.18%        3.49%
        1998.......................     1.30%      314,278    14.772116      4,642,551        5.34%        3.90%

     Gartmore GVIT Total Return Fund - Class I
        2002.......................     1.30%      736,315    24.684452     18,175,532        0.81%      -18.43%
        2001.......................     1.30%      957,665    30.261368     28,980,253        0.69%      -12.97%
        2000.......................     1.30%    1,350,920    34.772465     46,974,818        0.59%       -3.39%
        1999.......................     1.30%    2,094,716    35.991074     75,391,079        0.66%        5.55%
        1998.......................     1.30%    2,578,866    34.097665     87,933,309        1.04%       16.54%

     MFS VIT - Emerging Growth Series
        2001.......................     1.40%        8,098    16.633908        134,701        0.00%      -34.43%
        2000.......................     1.40%        8,098    25.366342        205,417        0.00%      -20.73%
        1999.......................     1.40%        8,182    31.998468        261,811        0.00%       74.24%
        1998.......................     1.40%        8,948    18.364204        164,323        0.00%       32.28%

     MFS(R) VIT - Total Return Series - Initial Class
        2002.......................     1.40%        1,840    16.015683         29,469        1.67%       -6.50%
        2001.......................     1.40%        1,840    17.128409         31,516        2.13%       -1.16%
        2000.......................     1.40%        1,840    17.330096         31,887        2.33%       14.40%
        1999.......................     1.40%        1,840    15.148464         27,873        1.81%        1.64%
        1998.......................     1.40%        1,840    14.903861         27,423        1.38%       10.76%

     Neuberger Berman AMT - Balanced Portfolio(R)
        2002.......................     1.30%      461,406    17.017286      7,851,878        2.78%      -18.23%
        2001.......................     1.30%      621,086    20.810872     12,925,341        1.90%      -14.49%
        2000.......................     1.30%      868,272    24.338383     21,132,336        1.99%       -5.78%
        1999.......................     1.30%    1,138,066    25.832573     29,399,173        1.56%       31.83%
        1998.......................     1.30%    1,423,685    19.595500     27,897,819        2.33%       10.72%
                                                                           ----------

                                                                    Contract
                                                                  Owners' Equity
                                                                  --------------
     2002 Reserves for annuity contracts in payout phase:......         214,771
                                                                   ------------
     2002 Contract owners' equity..............................    $ 72,945,918
                                                                   ============

     2001 Reserves for annuity contracts in payout phase:......         315,939
                                                                   ------------
     2001 Contract owners' equity..............................    $117,940,192
                                                                   ============

     2000 Reserves for annuity contracts in payout phase:......         420,495
                                                                   ------------
     2000 Contract owners' equity..............................    $187,090,048
                                                                   ============

     1999 Reserves for annuity contracts in payout phase:......         510,305
                                                                   ------------
     1999 Contract owners' equity..............................    $287,492,029
                                                                   ============

     1998 Reserves for annuity contracts in payout phase:......         379,814
                                                                   ------------
     1998 Contract owners' equity..............................    $291,740,512
                                                                   ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-A:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                  --------------
                                                                    Bulk Rate
                                                                   U.S. Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                   Permit No.521
                                                                  --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company